Segment information (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Gross profit	R$ 8,833,701	R$ 8,132,652	R$ 9,692,533
Income loss before financial results and income taxes	R$ 836,141	R$ (136,289)	R$ 3,009,787
Gross profit, Margin percantage	16.50%	15.10%	20.00%
Income (loss) before financial results and income taxes, Margin percantage	1.60%	(0.30%)	6.20%
Corporate Segment [Member]
IfrsStatementLineItems [Line Items]
Gross profit	R$ 30,360		R$ 1,389
Income loss before financial results and income taxes	90,290	(627,874)	90,405
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Gross profit	5,916,699	3,892,719	5,350,075
Income loss before financial results and income taxes	R$ 1,602,298	R$ (352,138)	R$ 1,583,899
Gross profit, Margin percantage	22.00%	14.40%	21.60%
Income (loss) before financial results and income taxes, Margin percantage	6.00%	(1.30%)	6.40%
International [Member]
IfrsStatementLineItems [Line Items]
Gross profit	R$ 2,121,851	R$ 3,523,769	R$ 3,767,331
Income loss before financial results and income taxes	R$ (1,214,167)	R$ 403,661	R$ 942,006
Gross profit, Margin percantage	8.90%	14.60%	17.50%
Income (loss) before financial results and income taxes, Margin percantage	(5.10%)	1.70%	4.40%
Other Segments [Member]
IfrsStatementLineItems [Line Items]
Gross profit	R$ 764,791	R$ 716,164	R$ 573,738
Income loss before financial results and income taxes	R$ 357,720	R$ 440,062	R$ 393,477
Gross profit, Margin percantage	26.30%	26.50%	28.40%
Income (loss) before financial results and income taxes, Margin percantage	12.30%	16.30%	19.50%
Sub Total [Member]
IfrsStatementLineItems [Line Items]
Gross profit	R$ 8,803,341	R$ 8,132,652	R$ 9,691,144
Income loss before financial results and income taxes	R$ 745,851	R$ 491,585	R$ 2,919,382